Convertible Preferred Shares	12 Months Ended
Dec. 31, 2021
Convertible Preferred Shares
Convertible Preferred Shares

16.  Convertible Preferred Shares

The Company issued total 65,288,360 shares (with par value of US$0.00005) of Series A convertible preferred shares (the “Series A Preferred Shares”) for US$0.1378 per share with total cash consideration of US$8,500 from two investors and US$500 from one investor (totally, cash proceed of US$9,000 for Series A) on December 23, 2014 and March 31, 2015, respectively.

The Company issued total 13,679,270 shares (with par value of US$0.00005) of Series A-1 convertible preferred shares (the “Series A-1 Preferred Shares”) for US$0.2193 per share from one investor with total cash proceed of US$3,000 on November 11, 2016.

The Company issued total 87,756,440 shares (with par value of US$0.00005) of Series B convertible preferred shares (the “Series B Preferred Shares”) for US$0.3305 per share, with total consideration of US$25,000 from three investors and US$4,000 from two investors (totally cash proceed of US$29,000 for Series B) on August 15, 2017 and September 15, 2017, respectively.

The Company issued total 60,468,490 shares (with par value of US$0.00005) of Series C convertible preferred shares (the “Series C Preferred Shares”) for US$1.9019 per share, with total cash consideration of US$59,457 from six investors and US$55,550 from three investors (totally cash proceed of US$115,007 for Series C) on April 16, 2018 and May 2, 2018, respectively.

The Company issued total 52,428,242 shares (with par value of US$0.00005) of Series D convertible preferred shares (the “Series D Preferred Shares”) for US$3.4317 (the “Series D Issue Price”) per share, with total cash consideration of US$174,918 from three investors and US$5,000 from one investor (totally, cash proceed of US$179,918 for Series D) on September 16, 2019 and November 1, 2019, respectively.

The issuance costs incurred for Series D Preferred Shares were US$1,938.

The above-mentioned Series A, Series A-1, Series B, Series C and Series D Preferred Shares are collectively referred as the “Preferred Shares”. Series A, Series A-1, Series B, Series C Preferred Shares are collectively referred as the “Junior Preferred Shares”.

On November 1, 2019, the Company repurchased 1,457,003 shares from the holder of Series A-1 Preferred Shares, who originally held total 13,679,270 shares of the Company, for US$2.5738 per share, with total cash consideration of US$3,750 while the original issuance price for Series A-1 Preferred Shares was US$0.2193 per share (the “Series A-1 Repurchase”). These repurchased Series A-1 Preferred Shares were then extinguished.

The key terms of the Preferred Shares issued by the Company are as follows:

Conversion rights

Optional Conversion

Any Preferred Share may, at the option of the holder thereof, be converted at any time after the date of issuance of such shares, without the payment of any additional consideration, into fully-paid and non-assessable ordinary shares of the Company.

Automatic Conversion

The Junior Preferred Shares shall automatically convert into the Company’s ordinary shares upon the earlier of i) a Qualified IPO (referring to a public offering of ordinary shares of the Company with an offering price per share at least two times the price per share at which the Series D preferred shares of the Company were issued and total gross proceeds of at least US$400 million), ii) the date specified by written consent or agreement of the holders of a majority of the voting power of the outstanding Junior Preferred Shares. The Series D Preferred Shares shall automatically convert into the Company’s ordinary shares upon the earlier of i) a Qualified IPO, ii) the date specified by written consent or agreement of the holders of a majority of the voting power of the outstanding Series D Preferred Shares.

Conversion Price

The number of ordinary shares to be converted into is determined by the quotient of the applicable issue price divided by the then effective applicable conversion price with respect to such particular series of Preferred Shares, which shall initially be the applicable issue price for the Preferred Shares, as the case may be, resulting in an initial conversion ratio for the Preferred Shares of 1:1, and shall be adjusted and readjusted from time to time, including but not limited to share splits and combinations, ordinary share dividends and distributions, reorganizations, mergers, consolidations, reclassifications, exchanges, substitutions, issuance of new securities.

Voting Rights

The holder of a Preferred Share shall be entitled to such number of votes as equals the whole number of ordinary shares into which such holder’s collective Preferred Shares are convertible immediately after the close of business on the record date of the determination of the Company’s Members (as defined Companies Law of the Cayman Islands) entitled to vote or, if no such record date is established, at the date such vote is taken or any written consent of the Company’s Members (as defined Companies Law of the Cayman Islands) is first solicited. The holder of each ordinary share issued and outstanding shall have one vote in respect of each ordinary share held.

Dividend Rights

First, the holder of Series D Preferred Shares shall be entitled to receive noncumulative dividends at the rate of 8% of the Series D Issue Price per annum, when and if declared by the board of directors, payable out of funds or assets when and as such funds or assets become legally available therefore, on a pro rata basis.

Second, after the preferential dividends in respect of the Series D Preferred Shares above have been paid in full or declared and set apart in any fiscal year of the Company, each holder of Junior Preferred Shares shall be entitled to receive non-cumulative dividends at the rate of 8% of applicable issue price per annum with respect to such particular series of Preferred Shares, when and if declared the board of directors, payable out of funds or assets when and as such funds or assets become legally available therefore, on a pari passu basis.

Last, after the preferential dividends in respect of the Series D Preferred Shares and the Junior Preferred Shares above have been paid in full or declared, any additional dividends out of funds legally available therefore may be declared in that fiscal year for the ordinary shares and, if such additional dividends are declared, then such additional dividends shall be declared pro rata on the ordinary shares and Preferred Shares on an as-converted basis.

The Company did not declare any dividends since the issuance of its ordinary shares or Preferred Shares.

Liquidation Rights

Liquidation Preference

First, each holder of Series D Preferred Shares shall be entitled to receive for each Series D Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of Junior Preferred Shares and ordinary shares, the amount (the “Series D Preference Amount”) equal to the higher of (i) one hundred percent (100%) of the Series D Issue Price, plus all declared but unpaid dividends on such Series D Preferred Share and (ii) the amount that each Series D Preferred Share would have received had such Series D Preferred Share been converted into Ordinary Share(s) immediately prior to such event.

Second, if there are any assets or funds remaining after the aggregate Series D Preference Amount has been distributed or paid in full to the holders of Series D Preferred Shares, each holder of Junior Preferred Shares shall be entitled to receive for each Junior Preferred Share held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of Ordinary Shares, the amount (the “Junior Preferred Preference Amount”) equal to the higher of (i) one hundred percent (100%) of the Applicable Issue Price, plus all declared but unpaid dividends on such Junior Preferred Share and (ii) the amount each Junior Preferred Share would have received had such Junior Preferred Share been converted into ordinary Shares immediately prior to such event.

Third, if there are any assets or funds remaining after the aggregate Preference Amount has been distributed or paid in full to the holders of the Series D Preferred Shares and Junior Preferred Shares, each Angel Investor shall be entitled to receive the amount equal to their applicable initial purchase price of the Company’s ordinary shares (the “Angel Preference Amount”) prior and in preference to any distribution of any assets or funds of the Company to the holders of the ordinary shares (excluding any Angel Investors).

Last, if there are any assets or funds remaining after the Preference Amount has been distributed or paid in full to the holders of the Series D Preferred Shares, holders of the Junior Preferred Shares and the Angel Investors, the remaining assets and funds of the Company available for distribution to the Members shall be distributed ratably among all holders of Ordinary Shares (excluding any Angel Investors who have received their Angel Preference Amounts, but including any Angel Investor who has forfeited the right to receive its Angel Preference Amount) according to the relative number of Ordinary Shares held by such holder.

Deemed Liquidation Event

Deemed Liquidation Event (as defined in the Company’s memorandum and articles of association) include : (1) any consolidation, reorganization, amalgamation or merger of the company and/or its subsidiaries or shareholders of the subsidiaries with or into any person, or any other corporate reorganization or scheme of arrangement, including a sale or acquisition of equity securities of the Company, in which the shareholders of the Company or shareholders of its subsidiaries immediately before such transaction own less than 50% of the voting power of the surviving company immediately after such transaction; or (2) the sale, lease, transfer, exclusive license or other disposition of all or substantially all of the assets of the Company.

Unless waived in writing by the holders of a majority of the outstanding Preferred Shares (voting together as a single class and on an as-if converted basis) and the holders of a majority of outstanding Series D Preferred Shares, a deemed liquidation shall be deemed to be a liquidation, dissolution or winding up of the Company for purposes of Article ”Liquidation Rights”, and any proceeds, whether in cash or properties, resulting from a Deemed Liquidation Event shall be distributed in accordance with the above liquidation preference.

Consideration of contingent redemption

The Preferred Shares generally are not redeemable outside the Company’s control, following the Company’s memorandum and articles of association as well as arrangements with the holders of the Preferred Shares. However, it is not guaranteed that under all circumstances, regardless of its probability, a Deemed Liquidation Event will occur solely within the control of the Company and consequently the Preferred Shares may be redeemable upon the occurrence of such event.

Preemptive Rights

The Company grants to each its major investor (each an “Offeree”) a right (the “Preemptive Right”) to purchase up to its pro rata share of any new securities that the Company may, from time to time after the Initial Closing, propose to sell or issue. For the purposes of the Preemptive Right hereunder, each Offeree’s “pro rata share” shall be determined according to the aggregate number of all Ordinary Shares converted or convertible from the Preferred Shares held by such Offeree immediately prior to the issuance of the new securities in relation to the aggregate number of all shares, options and warrants (calculated on a fully-diluted and as converted to ordinary shares basis) then outstanding immediately prior to the issuance of the new securities.

In addition to the investor’s Preemptive Right, only one major majority holder of Series D Preferred Shares shall have the right (the “Super Pro Rata Right”) to purchase additional shares of new securities that the Company may sell in the next three rounds of equity financings; provided that if the Company, consummates more than three rounds of equity financings prior to the three-year anniversary of the initial closing, such right shall also apply to such additional rounds of equity financings consummated prior to the three-year anniversary of the initial closing.

Modification

There were minor modifications of the Preferred Shares occurred in 2019. The amount of aggregate gross proceeds to the Company which meet the definition of a Qualified IPO was modified upon the issuance of Series D Preferred Shares. However, there were no modification around the major embedded features of the Preferred Shares, including not any adjustment of Liquidation Preference, Voting Rights, or conversion ratio and mechanism to determine conversion price.

The Company assessed the change of fair value of the Preferred Shares immediately before and after the modifications and the change was immaterial.

Accounting for Preferred Shares

The Company classifies the Preferred Shares as mezzanine equity in the consolidated balance sheets because they are contingently redeemable upon the occurrence of an event that is outside of the Company’s control, regardless of its probability.

The conversion feature of the Preferred Shares is clearly and closely related to the equity host contract, which does not meet ASC 815-15-25-1 (a), and should not be separated from the host contract and accounted for as a derivative instrument. The liquidation feature of the Preferred Shares does not qualify as derivatives as defined by ASC 815-10-15-83(c), which does not meet ASC 815-15-25-1 (c), and should not be separated from the host contract and accounted for as a derivative instrument.

The Preferred Shares are recorded initially at fair value, net of issuance costs, and carried at the amount recorded at inception and no subsequent changes are needed. For the years ended December 31, 2019, 2020 and 2021, the issuance costs incurred were US$1,938, nil, and nil, respectively.

For the Series A-1 Repurchase incurred in November 2019, the difference of repurchase price in excess of original issuance price was deemed as dividend to convertible preferred shareholders by the Company, which was debited to additional paid in capital of US$3,430 in the absence of retained earnings.

Immediately prior to the completion of the IPO, all classes of Preferred Shares of the Company were converted to ordinary shares upon completion of the IPO (See Note 15 – Ordinary Shares).

The Group’s Preferred Shares activities for the years ended December 31, 2019, 2020 and 2021 are summarized as below:

	Series A Shares		Series A-1 Shares		Series B Shares		Series C Shares		Series D Shares		Total
	Number of		Number of		Number of		Number of		Number of		Number of
	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount	shares issued	Amount
Balance as of December 31, 2018	65,288,360	9,000	13,679,270	3,000	87,756,440	29,000	60,468,490	115,007	—	—	227,192,560	156,007
Issuance of Series D Preferred Shares, net of issuance cost	—	—	—	—	—	—	—	—	52,428,242	177,980	52,428,242	177,980
Repurchase of convertible preferred shares	—	—	(1,457,003)	(320)	—	—	—	—	—	—	(1,457,003)	(320)
Balance as of December 31, 2019	65,288,360	9,000	12,222,267	2,680	87,756,440	29,000	60,468,490	115,007	52,428,242	177,980	278,163,799	333,667
Balance as of December 31, 2020	65,288,360	9,000	12,222,267	2,680	87,756,440	29,000	60,468,490	115,007	52,428,242	177,980	278,163,799	333,667
Conversion of redeemable preferred shares	(65,288,360)	(9,000)	(12,222,267)	(2,680)	(87,756,440)	(29,000)	(60,468,490)	(115,007)	(52,428,242)	(177,980)	(278,163,799)	(333,667)
Balance as of December 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—